Schedule of Estimated Useful Lives of Property and Equipment (Details)	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Medical Equipment [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life			10 years
Minimum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life	3 years	3 years
Minimum [Member] | Manufacturing Equipment [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life	6 years		6 years
Minimum [Member] | Medical Equipment [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life	7 years
Minimum [Member] | Office Equipment [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life	3 years		3 years
Maximum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life	10 years	10 years
Maximum [Member] | Manufacturing Equipment [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life	10 years		10 years
Maximum [Member] | Medical Equipment [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life	10 years
Maximum [Member] | Office Equipment [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life	7 years		7 years